Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

September 14, 2015

Via EDGAR and Overnight Delivery

Laura Riegel, Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Registration Statement for Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) ("Registrant" or "Separate Account")
Pre-Effective Amendment No. 1 on Form N-4
Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768 on Ameritas Advisor No-Load VA (1933 Act No. 333-205138)

Dear Ms. Riegel:

We are submitting, via EDGAR, this Pre-Effective Amendment No. 1 ("Amendment") on behalf of the Depositor and the Registrant to register a variable annuity policy to be issued through the Depositor and the Registrant. Ameritas Investment Corp., a subsidiary of the Depositor, will underwrite the policy.

The Registrant is requesting selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i)	The initial Form N-4 filing for Registration Statement No. 333-205138 was submitted via EDGAR and by overnight mail to the Division of Investment Management on June 22, 2015. We received a letter dated August 21, 2015, stating that the Commission staff had given the registration statement selective review and setting forth staff comments.

(ii)	Material changes since the initial registration filing are redlined, and incorporate revisions made in response to staff comments.

(iii)	All missing information, including the financial statements and exhibits, is filed in the pre-effective amendment.

(iv)	The contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

(v)	The Depositor will be solely responsible for the benefits or features associated with the Policy.

(vi)	With the addition of Appendix B, all material state-required variations to the Policy terms are described in the registration statement.

(vii)	All information required by Item 18 of Form N-4 has been disclosed.

All revisions since the initial Form N-4 filing are summarized, and are based primarily on the staff's comment letter of August 21, 2015. Revisions related to staff comments are as follows (we list the comment first, then the response):

You asked that we confirm supplementally that all material state-required variations to the Policy terms are described in the registration statement.

1.	Pages 2 and 42. We added an Appendix B to disclose all material state-specific contract provisions.

You asked that we re-letter Appendix B.

2.	Pages 5, 24 and 36. Previously lettered Appendix B is re-lettered to Appendix A.

You asked that we disclose the meaning of the term "pro rata."

3.	Page 10. We added a definition of "pro rata."

You asked that we insert disclosure to the following effect: Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy.

4.	Page 15. Disclosure was added to the Fixed Account section to provide clarification regarding the obligations in the general account.

You asked that we disclose how an Owner may obtain prospectuses for the funds underlying each of the GLWB Models.

5.	Page 19. Additional disclosure was added to indicate how prospectuses for the funds underlying the GLWB Models can be obtained.

You asked that we separately discuss each instance when an Owner may elect the GLWB2 rider.

6.	Pages 26-27. The GLWB2 RIDER section was updated to clarify to whom and when the GLWB2 is available.

You asked that we revise disclosure on how the Benefit Base, LWBA, and Rider charge Base are calculated.

7.	Pages 27-28. Examples were included in the GLWB2 RIDER section to help explain the Benefit Base, the Lifetime Withdrawal Benefit Amount, and the Rider Charge Base.

In addition, we have made the following revisions in this filing:

1.	Page 1. Corrected text so a fund name is all on one line.

2.	Page 5. The current Mortality & Expense Risk Charge ("M&E Charge"), which was previously left blank in the initial N-4 filing, has been added.

3.	Page 5. Added "unless noted" to reflect that two of the portfolios' expenses are based on a date other than December 31, 2014.

4.	Pages 6 and 7. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect changes to the expenses of the fund companies that serve as variable investment options.

5.	Page 9. The EXAMPLES OF EXPENSES section was updated to reflect the Minimum Policy Expense examples with the current M&E Charge of 0.45%.

6.	Page 19. Disclosure was updated to provide additional clarification related to conflicts of interest.

7.	Page 35. In the DISTRIBUTION OF THE POLICIES section, we deleted the rate of premium received for underwriting because the calculation is no longer based on a percentage of premium.

8.	SAI page 1. References to the independent public accounting firm have been included for this filing.

9.	Minor corrections of punctuation and text were made on prospectus pages 9 and 35.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure